EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
25-May-07                                                                                                                  31-May-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                            Period #
25-Jun-07                                         ------------------------------                                                   9

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
Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $768,444,143
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $30,839,547
     Overcollateralization                                                       $374         $1,956,528
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000       $257,652,068
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $807,730,917
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $24,280,390
           Receipts of Pre-Paid Principal                                 $13,820,751
           Liquidation Proceeds                                              $747,893
           Principal Balance Allocable to Gross Charge-offs                  $437,740
        Total Principal  Reduction                                        $39,286,774

        Interest Collections
           Receipts of Interest                                            $2,703,524
           Servicer Advances                                                 $150,267
           Reimbursement of Previous Servicer Advances
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $158,074
           Net Investment Earnings                                            $12,287
        Total Interest Collections                                         $3,024,151

     Total Collections                                                    $41,873,185

     Ending Receivables Outstanding                                      $768,444,143

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,203,234
     Current Period Servicer Advance                                         $150,267
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,353,501

Collection Account
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     Deposits to Collection Account                                       $41,873,185

     Distribution Amounts Due
        Servicing Fees Due                                                   $673,109
        Class A Noteholder Interest Distribution Due                       $3,233,284
        First Priority Principal Distribution Due                         $10,950,347
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $6,447,566
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $673,109
        Amounts Deposited into Note Distribution Account                  $41,200,076
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $41,873,185

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $41,200,076
     Interest Distribution to Noteholders                                  $3,341,202
     Principal Distribution to Noteholders                                $37,858,874
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $41,200,076

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                       $1,305,173              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance     Per $1,000      Factor
     Class A-1 Notes                                                               $0                 $0          $0.00       0.00%
     Class A-2 Notes                                                      $37,858,874       $257,652,068        $122.92      83.65%
     Class A-3 Notes                                                               $0       $280,000,000          $0.00     100.00%
     Class A-4 Notes                                                               $0       $173,044,000          $0.00     100.00%
     Class B Notes                                                                 $0        $24,952,000          $0.00     100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment     Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0             $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0             $0
     Class B Interest Carryover Shortfall                                          $0                 $0             $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       47,569             45,390
     Weighted Average Remaining Term                                            43.96              43.32
     Weighted Average Annual Percentage Rate                                    5.48%              5.47%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $679,351,892             88.41%
        1-29 days                                                         $72,717,114              9.46%
        30-59 days                                                        $11,525,959              1.50%
        60-89 days                                                         $2,931,348              0.38%
        90-119 days                                                        $1,282,625              0.17%
        120-149 days                                                         $635,205              0.08%
        Total                                                            $768,444,143            100.00%
        Delinquent Receivables +30 days past due                          $16,375,137              2.13%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $437,740
        Recoveries for Current Period                                        $158,074
        Net Write-Offs for Current Period                                    $279,666

        Cumulative Realized Losses                                         $2,328,768


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $3,018,379                 95
        Ending Period Repossessed Receivables Balance                      $3,775,955                111
        Principal Balance of 90+ Day Repossessed Vehicles                     $67,241                  3



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $32,225,866
     Beginning Period Amount                                              $32,225,866
     Current Distribution Date Required Amount                            $30,839,547
     Current Period Release                                                $1,386,319
     Ending Period Amount                                                 $30,839,547
     Next Distribution Date Required Amount                               $29,492,159

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,287
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $1,998,108
     Ending Period Target Credit Enhancement OC Amount                     $6,447,566
     Ending Period Amount                                                  $1,956,528
     Current Period Release                                                   $41,581
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